1
Terra Firma US Concentrated Realty Equity Fund
Schedule of Investments
September 30, 2023 (Unaudited)
Shares Value
COMMON STOCKS — 11.35%
Traveler Accommodation — 11.35%
Hilton Worldwide Holdings, Inc. 8,357 $ 1,255,054
Marriott International, Inc. - Class A 5,520 1,085,011
2,340,065
TOTAL COMMON STOCKS (Cost $2,123,201) 2,340,065
REAL ESTATE INVESTMENT TRUSTS (REITS) — 84.94%
Lessors of Real Estate — 69.66%
American Homes 4 Rent 37,111 1,250,270
American Tower Corp. 9,721 1,598,618
AvalonBay Communities, Inc. 9,116 1,565,582
Equinix, Inc. 2,510 1,822,913
Equity LifeStyle Properties, Inc. 10,957 698,070
Essex Property Trust, Inc. 7,949 1,685,903
Mid-America Apartment Communities, Inc. 6,400 823,360
Prologis, Inc. 19,064 2,139,171
Public Storage 6,992 1,842,533
VICI Properties, Inc. 32,246 938,359
14,364,779
Offices of Real Estate Agents and Brokers — 4.92%
Alexandria Real Estate Equities, Inc. 10,130 1,014,013
Warehousing and Storage — 10.36%
Extra Space Storage, Inc. 17,576 2,136,890
TOTAL REAL ESTATE INVESTMENT TRUSTS (REITS) (Cost
$17,892,161) 17,515,682
Total Investments (Cost $19,287,488) — 96.29% $19,855,747
Other Assets in Excess of Liabilities — 0.18% 765,585
TOTAL NET ASSETS — 100.00% $ 20,621,332
Percentages are stated as a percent of net assets.

Notes to Schedule of Investments
September 30, 2023 (Unaudited)
Investment Valuation
Each equity security owned by the Fund that is listed on a securities exchange, except for securities listed on the NASDAQ Stock Market LLC (“NASDAQ”), is valued at its last sale price at the close of that exchange on the date as of which assets are valued. If a security is listed on more than one exchange, the Fund will use the price on the exchange that the Fund generally considers to be the principal exchange on which the security is traded.
Fund securities listed on NASDAQ will be valued at the NASDAQ Official Closing Price
(“NOCP”), which may not necessarily represent the last sale price. If the NOCP is not available, such securities shall be valued at the last sale price on the day of valuation.
If there has been no sale on such exchange or on NASDAQ on such day, the security is valued at (i) the mean between the most recent quoted bid and asked prices at the close of the exchange on such day or (ii) the latest sales price on the Composite Market for the day such security is being valued. “Composite Market” means a consolidation of the trade information provided by national securities and foreign exchanges and over-the counter markets as published by a pricing service.
If market quotations are not readily available, any security or other asset will be valued at its fair value in accordance with Rule 2a-5 of the 1940 Act as determined under the Adviser's fair value procedures, subject to oversight by the Board of Trustees. These fair value procedures will also be used to price a security when corporate events, events in the securities market and/or world events cause the Adviser to believe that a security’s last sale price may not reflect its actual fair market value. The intended effect of using fair value pricing procedures is to ensure that the Fund is accurately priced. The Adviser will regularly evaluate whether the Fund’s fair value pricing procedures continue to be appropriate in light of the specific circumstances of the Fund and the quality of prices obtained through their application of such procedures.
In the case of foreign securities, the occurrence of certain events after the close of foreign markets, but prior to the time the Fund’s net asset value (“NAV”) is calculated (such as a significant surge or decline in the U.S. or other markets) often will result in an adjustment to the trading prices of foreign securities when foreign markets open on the following business day. If such events occur, the Fund will value foreign securities at fair value, taking into account such events, in calculating the NAV. In such cases, use of fair valuation can reduce an investor’s ability to seek to profit by estimating the Fund's NAV in advance of the time the NAV is calculated.
Redeemable securities issued by open-end, registered investment companies, including money market mutual funds, are valued at the NAVs of such companies for purchase and/
or redemption orders placed on that day. If, on a particular day, a share of an investment company is not listed on NASDAQ, such security’s fair value will be determined. Money market mutual funds are valued at cost. If cost does not represent current market value the securities will be priced at fair value.

Notes to Schedule of Investments (Continued)
September 30, 2023 (Unaudited)
The Trust has adopted Statement of Financial Accounting Standards, “Fair Value
Measurements and Disclosures,” which requires the Fund to classify its securities based on a valuation method. These inputs are summarized in the three broad levels listed below:
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including a Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value the Fund's investments carried at fair value as of September 30, 2023:
Terra Firma US Concentrated Realty Equity Fund
Level 1 Level 2 Level 3 Total
Assets
(1)
:
Equities:
Common Stocks $ 2,340,065 $ – $ – $ 2,340,065
Real Estate Investment Trusts (REITs) 17,515,682 – – 17,515,682
Total Equity Securities 19,855,747 – – 19,855,747
Total Investments in Securities $ 19,855,747 $ – $ – $ 19,855,747
(1) See the Schedule of Investments for industry classifications.